VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Sberbank of Russia PJSC ∞ 46,050,016 $ 0
TCS Group Holding Plc
(GDR) *∞ 1,390,470 0
VTB Bank PJSC *∞ 66,877,350,000 0
0
Consumer Discretionary Distribution &
Retail : 0.0%
Ozon Holdings Plc (ADR) * †∞ 479,481 0
Underline
Consumer Staples Distribution & Retail : 0.0%
X5 Retail Group NV (GDR) *∞ 1,970,269 0
Underline
Energy : 0.0%
Gazprom PJSC ∞ 45,772,138 0
LUKOIL PJSC ∞ 2,063,982 0
Novatek PJSC ∞ 7,452,940 0
Rosneft Oil Co. PJSC ∞ 16,922,345 0
Surgutneftegas PJSC ∞ 125,211,510 0
Surgutneftegas PJSC (ADR) *∞ 1,364,815 0
Tatneft PJSC (ADR) *∞ 3,393,156 0
0
Financial Services : 0.0%
Moscow Exchange MICEX-RTS
PJSC ∞ 17,946,312 0
Underline
Materials : 0.0%
Alrosa PJSC * 33,188,190 0
Evraz Plc *∞ 266,000 0
MMC Norilsk Nickel PJSC *∞ 529,178 0
MMC Norilsk Nickel PJSC
(ADR) *∞ 4 0
Novolipetsk Steel PJSC * 22,272,460 0
PhosAgro PJSC ∞ 705,974 0
PhosAgro PJSC (GDR) ∞ 13,644 0
Polyus PJSC (GDR) *∞ 1,155,875 0
Raspadskaya OJSC *∞ 730,890 0
Number
of Shares Value
Materials (continued)
Severstal PAO (GDR) *∞ 3,405,164 $ 0
0
Media & Entertainment : 0.0%
VK Co. Ltd. (GDR) *∞ 2,338,938 0
Underline
Telecommunication Services : 0.0%
Mobile TeleSystems PJSC ∞ 14,853,038 0
Rostelecom PJSC *∞ 13,944,591 0
0
Utilities : 0.0%
Inter RAO UES PJSC ∞ 482,502,010 0
Irkutsk Electronetwork Co.
JSC *∞ 7,410,870 0
0
Total Common Stocks
(Cost: $1,571,215,216) 0
PREFERRED SECURITIES: 0.0%
(Cost: $46,034,628)
Energy : 0.0%
Transneft PJSC ∞ 20,972 0
Underline
Total Investments Before Collateral for
Securities Loaned: 0.0%
(Cost: $1,617,249,844) 0
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.3%
Money Market Fund: 6.3%
(Cost: $2,122,528)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 2,122,528 2,122,528
Total Investments: 6.3%
(Cost: $1,619,372,372) 2,122,528
Other assets less liabilities: 93.7% 31,824,337
NET ASSETS: 100.0% $ 33,946,865
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is 0.

VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Communication Services 0.0% $ 0
Materials 100.0 0
Energy 0.0 0
Financials 0.0 0
Utilities 0.0 0
Consumer Discretionary 0.0 0
Consumer Staples 0.0 0
100.0% $ 0
*
See Schedule of Investments for industry sector breakouts.